Cover Page	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	S-11/A
Entity Registrant Name	Healthcare Trust, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001561032
Amendment Flag	false